Financial Instruments - Summary of net gains and losses of financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on financial instruments [abstract]
FAAC	$ 7.3	$ (3.9)
FLAC	(107.2)	(144.5)
FAFV	(88.1)	33.3
No class	15.1	3.1
Total	$ (173.0)	$ (112.0)